Analysis of bank and bond debt - Bank debt (Details) £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Analysis of bank and bond debt
Borrowings	£ 4,264		£ 4,990
$700m term loan due October 2025
Analysis of bank and bond debt
Facility amount	550		579
Borrowings	£ 550		£ 579
Interest rate	5.94%	5.94%	4.90%
Principal amount | $		$ 700
$1.0bn RCF due October 2028
Analysis of bank and bond debt
Facility amount	£ 785		£ 827
Headroom	£ 785		£ 827
Interest rate	0.14%	0.14%	0.14%
Principal amount | $		$ 1,000